LONG-TERM BANK DEBT (Schedule of Aggregate Annual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM BANK DEBT [Abstract]
2015	$ 500
2016	500
2017	500
2018	375
Long-term bank credit	$ 1,875	$ 2,381